Average Annual Total Returns{- Franklin Federal Intermediate-Term Tax-Free Income Fund} - Franklin Tax-Free Trust - TF1-34 - Franklin Federal Intermediate-Term Tax-Free Income Fund	Class A Return Before Taxes Past 1 year	Class A Return Before Taxes Past 5 years	Class A Return Before Taxes Past 10 years	Class A After Taxes on Distributions Past 1 year	Class A After Taxes on Distributions Past 5 years	Class A After Taxes on Distributions Past 10 years	Class A After Taxes on Distributions and Sales Past 1 year	Class A After Taxes on Distributions and Sales Past 5 years	Class A After Taxes on Distributions and Sales Past 10 years	Class A1 Return Before Taxes Past 1 year	Class A1 Return Before Taxes Past 5 years	Class A1 Return Before Taxes Past 10 years	Class C Return Before Taxes Past 1 year	Class C Return Before Taxes Past 5 years	Class C Return Before Taxes Past 10 years	Class R6 Return Before Taxes Past 1 year	Class R6 Return Before Taxes Past 10 years	Class R6 Return Before Taxes Since Inception		Advisor Class Return Before Taxes Past 1 year	Advisor Class Return Before Taxes Past 5 years	Advisor Class Return Before Taxes Past 10 years	Bloomberg Barclays 1-15 Year Municipal Bond Index (index reflects no deduction for fees, expenses or taxes) Past 1 year	Bloomberg Barclays 1-15 Year Municipal Bond Index (index reflects no deduction for fees, expenses or taxes) Past 5 years	Bloomberg Barclays 1-15 Year Municipal Bond Index (index reflects no deduction for fees, expenses or taxes) Past 10 years
Total	2.32%	1.65%	3.20%	2.32%	1.65%	3.20%	2.40%	1.85%	3.13%	2.51%	1.68%	3.21%	3.25%	1.58%	2.88%	4.99%		2.45%	[1]	4.93%	2.24%	3.55%	6.44%	3.01%	3.66%

[1]	1. Since inception August 1, 2017.